PREPAYMENTS - THIRD PARTIES - Movement of allowance for doubtful prepayments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PREPAYMENTS - THIRD PARTIES
Balance at beginning of the year	$ 2,701,166
Charge to expenses	1,196,563	$ 2,668,421
Writing off of accounts receivable	(1,547,445)
Foreign exchange (loss) income	(196,894)	32,745
Balance at end of the year	$ 2,153,390	$ 2,701,166